Document and Entity Information	Oct. 10, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Feb. 05, 2018
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Oct. 10, 2018
Document Effective Date	Oct. 10, 2018
Prospectus Date	Jan. 28, 2018